Equity (Details) - Schedule of warrant status - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Schedule of Warrant Status [Abstract]
Warrants, Outstanding, beginning of year	600,000
Weighted Average Exercise Price, Outstanding, beginning of year (in Dollars per share)	$ 0.5
Warrants, Exercisable, end of year	3,100,000	600,000
Warrants, Granted	1,400,000	600,000
Weighted Average Exercise Price, Granted (in Dollars per share)	$ 0.01	$ 0.5
Warrants, Forfeited
Weighted Average Exercise Price, Forfeited (in Dollars per share)
Warrants, Outstanding, end of year	4,100,000	600,000
Weighted Average Exercise Price, Outstanding, end of year (in Dollars per share)		$ 0.5